The Sentinel Funds

Supplement dated September 30, 2010

to the Class A, Class B, Class C, Class D, Class S and Class I

Prospectus dated March 30, 2010, as supplemented to date

Sentinel Conservative Allocation, Sentinel Government Securities and Sentinel Short Maturity Government Funds – Changes to Certain Non-Fundamental Investment Policies

As of December 15, 2010, subject to the effectiveness of an amendment to the Sentinel Group Funds, Inc. registration statement, the following changes to the non-fundamental investment policies of the Sentinel Conservative Allocation, Sentinel Government Securities and Sentinel Short Maturity Government Funds will become effective.  The Funds’ Board of Directors has approved these changes to allow the Funds’ portfolio managers greater flexibility in managing the Funds.  No shareholder approval is required to effect these changes.

Sentinel Conservative Allocation Fund

The Fund’s Board of Directors has approved the following changes to the Fund’s non-fundamental investment policies:

The Fund may enter into derivative transactions in order to hedge various risks, including, but not limited to, currency risk, interest rate risk and credit risk, and for other investment purposes, such as replicating permitted investments; provided that, to the extent the Fund invests in derivatives, it will observe the following limitations:

•         It may not enter into a derivative transaction if the effect of such transaction would be to leverage the Fund’s portfolio risks.

•         When entering into derivative transactions, it will segregate cash or appropriate liquid securities in an amount equal to its current obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

•         When transacting in OTC derivatives involving counterparty risk, it will deal only with counterparties that meet credit guidelines (as determined in the Adviser’s sole discretion), and will limit exposure to any counterparty such that the sum of the value of all portfolio securities held by the Fund of which the issuer is the counterparty or an affiliate of the counterparty, plus the exposure to the counterparty in respect of the OTC options, does not exceed 5% of the total assets of the Fund.

The Fund will no longer be subject to the restriction that it not hold more than 5% of its total assets in the aggregate in options on individual securities, options on securities indices, and futures contracts.

In addition, the Fund is changing certain non-fundamental investment policies regarding the extent to which it may invest in certain asset classes.  The following chart depicts the changes:

Current Investment Policy	New Investment Policy
Must invest at least 30% of its total assets in U.S. Treasury and agency securities, mortgage-backed securities, dollar roll transactions, and investment-grade corporate bonds	No similar requirement
May not invest more than 35% of its total assets in U.S. dollar-denominated investment-grade bonds issued by companies located in or that conduct their business mainly in one or more foreign countries	May invest up to 70% of its total assets in U.S. and non-U.S. sovereign government debt and U.S and non-U.S. dollar denominated investment-grade corporate bonds

May not invest more than 45% of its total assets in below investment-grade bonds, which may include bonds issued by companies located in or that conduct their business mainly in one or more foreign countries

May invest up to 70% of its total assets in U.S. dollar and non-U.S. dollar denominated bonds rated below investment grade

May not invest more than 50% of its total assets in equity or equity-related securities, including up to 10% of total assets in common stocks of established companies located in or that conduct their business mainly in one or more foreign countries, including emerging markets

May invest up to 100% of its total assets in equity and equity-related securities; may invest up to 70% of its total assets in foreign equity and equity-related securities, including emerging markets

The Fund’s principal investment strategies will be modified to incorporate the new investment policies.  In addition, as part of the Fund’s investment strategies, it may use derivative instruments in order to hedge various risks, such as currency risk, interest rate risk and credit risk, and for other investment purposes, such as replicating permitted investments, so long as such investments do not have the effect of leveraging portfolio risks.  The Fund will not be required to use hedging and may choose not to do so.

On the effective date of the changes to the Fund’s non-fundamental investment policies described above (expected to be on or about December 15, 2010), the name of the Sentinel Conservative Allocation Fund will be changed to Sentinel Conservative Strategies Fund.  The name change will become effective upon the filing of the appropriate regulatory documents with the Maryland State Department of Assessments and Taxation.

Sentinel Government Securities Fund

The Fund’s Board of Directors has approved the following changes to the Fund’s non-fundamental investment policies:

The Fund may enter into derivative transactions in order to hedge various risks, including,  interest rate risk, and for other investment purposes, such as replicating permitted investments; provided that, to the extent the Fund invests in derivatives, it will observe the following limitations:

•         It may not enter into a derivative transaction if the effect of such transaction would be to leverage the Fund’s portfolio risks.

•         When entering into derivative transactions, it will segregate cash or appropriate liquid securities in an amount equal to its current obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

•         When transacting in OTC derivatives involving counterparty risk, it will deal only with counterparties that meet credit guidelines (as determined in the Adviser’s sole discretion), and will limit exposure to any counterparty such that the sum of the value of all portfolio securities held by the Fund of which the issuer is the counterparty or an affiliate of the counterparty, plus the exposure to the counterparty in respect of the OTC options, does not exceed 5% of the total assets of the Fund.

The Fund will no longer be subject to the restriction that it not hold more than 5% of its total assets in the aggregate in options on individual securities, options on securities indices, and futures contracts.

In addition, the Fund’s non-fundamental policy of investing, under normal circumstances, at least 80% of its assets in government securities will be modified to state that the Fund will invest, under normal circumstances, at least 80% of its assets in government securities and related derivatives.

The Fund’s principal investment strategy will be modified to incorporate the Fund’s non-fundamental policy of investing, under normal circumstances, at least 80% of its assets in government securities and related derivatives.

In addition, the Fund may use derivative instruments in order to hedge various risks, such as interest rate risk, and for other investment purposes, such as replicating permitted investments, so long as such investments do not have the effect of leveraging portfolio risks.  The Fund will not be required to use hedging and may choose not to do so.

Sentinel Short Maturity Government Fund

The Fund’s Board of Directors has approved the following changes to the Fund’s non-fundamental investment policies:

The Fund may enter into derivative transactions in order to hedge various risks, including, interest rate risk, and for other investment purposes, such as replicating permitted investments; provided that, to the extent the Fund invests in derivatives, it will observe the following limitations:

•         It may not enter into a derivative transaction if the effect of such transaction would be to leverage the Fund’s portfolio risks.

•         When entering into derivative transactions, it will segregate cash or appropriate liquid securities in an amount equal to its current obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

•         When transacting in OTC derivatives involving counterparty risk, it will deal only with counterparties that meet credit guidelines (as determined in the Adviser’s sole discretion), and will limit exposure to any counterparty such that the sum of the value of all portfolio securities held by the Fund of which the issuer is the counterparty or an affiliate of the counterparty, plus the exposure to the counterparty in respect of the OTC options, does not exceed 5% of the total assets of the Fund.

The Fund will no longer be subject to the restriction that it not hold more than 5% of its total assets in the aggregate in options on individual securities, options on securities indices, and futures contracts.

In addition, the Fund’s non-fundamental policy of investing, under normal circumstances, at least 80% of its assets in U.S. government securities with average lives, at the time of purchase, of three years or less, will be modified to state that the Fund will invest, under normal circumstances, at least 80% of its assets in U.S. government securities with average lives, at the time of purchase, of three years or less, and related derivatives.

The Fund’s principal investment strategy will be modified to incorporate the Fund’s non-fundamental policy of investing, under normal circumstances, at least 80% of its assets in U.S. government securities with average lives, at the time of purchase, of three years or less, and related derivatives.

In addition, the Fund may use derivative instruments in order to hedge various risks, such as interest rate risk, and for other investment purposes, such as replicating permitted investments, so long as such investments do not have the effect of leveraging portfolio risks.  The Fund will not be required to use hedging and may choose not to do so.

All Funds

The following modifications to the Funds’ Prospectus will be effective as of the dates indicated below:

Effective immediately, the section of the Prospectus titled “Index Descriptions – The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index” will be modified to read in its entirety:

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.  The Fund uses the net version of the Index, which reflects reinvested dividends which have been subject to the maximum non-U.S. tax rate applicable. (International Equity Fund)

Effective immediately, the third sentence in the section of the Prospectus titled “Purchasing, Selling and Exchanging Fund Shares – Exchanging Shares” will be modified to read in its entirety:

Initial purchases of less than $1 million of Class A shares of the Short Maturity Government Fund and initial purchases of less than $500,000 of Class A shares of the Government Securities Fund must remain in the account for 90 days before they are eligible for an exchange.

Effective as of January 1, 2011, the section of the Prospectus titled “Additional Information About Buying, Selling and Exchanging Shares – Additional Information – Certain Account Fees and Minimum Account Size” will be modified to read in its entirety:

Due to the expense of maintaining accounts with small balances, we reserve the right to liquidate, and/or to charge an annual maintenance fee of up to $25 to any account that has a current value less than $1,000 and that has been open for at least 24 months.  This fee will be deducted automatically from each shareholder account quarterly on a pro-rated basis.